PREPAYMENTS FOR LICENSED COPYRIGHTS (Tables)	6 Months Ended
Jun. 30, 2023
PREPAYMENTS FOR LICENSED COPYRIGHTS
Summary of prepayments for licensed copyrights

	June 30,	December 31,
	2023	2022
Prepayments for licensed copyrights	$2,602,006	$2,735,592